Debt (Schedule of Obligations Under Debt Arrangements) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 11, 2017	May 21, 2015	May 15, 2014	Feb. 08, 2013
Debt Instrument [Line Items]
Senior secured credit facility	$ 970,100,000	$ 1,099,200,000
Unamortized discount an debt issuance costs	37,637,000	46,252,000
Senior unsecured notes, net of debt issuance costs	2,462,363,000	2,598,918,000
Long-term debt, principal	3,470,100,000	3,744,370,000
Total long-term debt, net value	3,432,463,000	3,698,118,000
5.750% senior unsecured notes
Debt Instrument [Line Items]
Senior unsecured notes, principal	0	145,170,000				$ 350,000,000
Unamortized discount an debt issuance costs	0	1,303,000
Senior unsecured notes, net of debt issuance costs	0	143,867,000
6.750% senior unsecured notes
Debt Instrument [Line Items]
Senior unsecured notes, principal	750,000,000	750,000,000
Unamortized discount an debt issuance costs	12,763,000	16,077,000
Senior unsecured notes, net of debt issuance costs	737,237,000	733,923,000
6.000% senior unsecured notes
Debt Instrument [Line Items]
Senior unsecured notes, principal	400,000,000	400,000,000		$ 400,000,000
Unamortized discount an debt issuance costs	4,624,000	5,691,000
Senior unsecured notes, net of debt issuance costs	395,376,000	394,309,000
5.625% senior unsecured notes
Debt Instrument [Line Items]
Senior unsecured notes, principal	350,000,000	350,000,000			$ 350,000,000
Unamortized discount an debt issuance costs	4,820,000	5,717,000
Senior unsecured notes, net of debt issuance costs	345,180,000	344,283,000
6.500% senior unsecured notes
Debt Instrument [Line Items]
Senior unsecured notes, principal	550,000,000	550,000,000
Unamortized discount an debt issuance costs	8,241,000	9,462,000
Senior unsecured notes, net of debt issuance costs	541,759,000	540,538,000
6.250% senior unsecured notes
Debt Instrument [Line Items]
Senior unsecured notes, principal	450,000,000	450,000,000	$ 450,000,000
Unamortized discount an debt issuance costs	7,189,000	8,002,000
Senior unsecured notes, net of debt issuance costs	442,811,000	441,998,000
Senior secured credit facility
Debt Instrument [Line Items]
Unamortized discount an debt issuance costs	10,800,000	14,100,000
Line of Credit
Debt Instrument [Line Items]
Unamortized discount an debt issuance costs	$ 0	$ 0